Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) € in Thousands		Dec. 31, 2016 EUR (€)	Nov. 03, 2016
Recorded Unconditional Purchase Obligation [Line Items]
Zeiss Commitment R&D and Capex investment Contractual Term			6
Contractual obligations	[1]	€ 6,811,661
1 year	[1]	2,394,348
2 year	[1]	559,886
3 year	[1]	264,315
4 year	[1]	191,240
5 year	[1]	139,713
After 5 years	[1]	3,262,159
Zeiss High-NA Funding Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		748,000
1 year		129,000
2 year		219,500
3 year		179,500
4 year		113,000
5 year		69,000
After 5 years		38,000
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[2]	3,757,498
1 year	[2]	306,215
2 year	[2]	83,752
3 year	[2]	56,718
4 year	[2]	56,762
5 year	[2]	56,246
After 5 years	[2]	3,197,805
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		103,568
1 year		35,486
2 year		23,613
3 year		18,616
4 year		13,577
5 year		7,050
After 5 years		5,226
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		2,202,595
1 year		1,923,647
2 year		233,021
3 year		9,481
4 year		7,901
5 year		7,417
After 5 years		€ 21,128

[1]	We have excluded unrecognized tax benefits for an amount of EUR 136.4 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	See Note 14 to our Financial Statements for the amounts excluding interest expense.